Employee benefits - Reconciliation of Opening and Closing Balances of Net Employee Benefit Plans and Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	€ 132.1	€ 244.2
Current service cost	3.4	6.2
Interest cost/(income)	4.6	2.8
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	8.0	9.0
Demographic assumptions	0.5	(1.8)
Financial assumptions	15.8	(118.4)
Actuarial experience (gains) losses	9.8	7.7
Loss on plan assets, excluding interest income	0.6	4.4
Exchange adjustments	0.7	(4.2)
Gain (loss) on remeasurement, net defined benefit liability (asset)	27.4	(112.3)
Contributions by employer	(1.9)	(1.4)
Contributions by members	0.0	0.0
Benefits paid	(5.9)	(7.4)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.4)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(9.2)	(8.8)
Balance at December 31	158.3	132.1
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	239.7	352.6
Current service cost	3.4	6.2
Interest cost/(income)	8.1	3.8
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	11.5	10.0
Demographic assumptions	0.5	(1.8)
Financial assumptions	15.8	(118.4)
Actuarial experience (gains) losses	9.8	7.7
Exchange adjustments	1.8	(3.5)
Gain (loss) on remeasurement, net defined benefit liability (asset)	27.9	(116.0)
Contributions by employer	0.0
Contributions by members	1.0	3.2
Benefits paid	(10.4)	(10.1)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.4)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(10.8)	(6.9)
Balance at December 31	268.3	239.7
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	(107.6)	(108.4)
Interest cost/(income)	(3.5)	(1.0)
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	(3.5)	(1.0)
Loss on plan assets, excluding interest income	0.6	4.4
Exchange adjustments	(1.1)	(0.7)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(0.5)	3.7
Contributions by employer	(1.9)	(1.4)
Contributions by members	(1.0)	(3.2)
Benefits paid	4.5	2.7
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	1.6	(1.9)
Balance at December 31	€ (110.0)	€ (107.6)